Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 16. Subsequent Events
The Company evaluated subsequent events through August 16, 2021, the date on which the condensed consolidated financial statements were available for issuance.
On August 10, 2021, the Company completed a merger with RTP. Refer to Note 1 for additional discussion.

Note 15. Subsequent Events
The Company evaluated subsequent events through April 1, 2021, the date on which the consolidated financial statements were available for issuance.
On January 11, 2021, the Company completed the acquisition of a portion of Uber Technologies, Inc.’s (“Uber”) business dedicated to development of aerial ridesharing (“Uber Elevate”) in exchange for consideration in the form of 2,581,285 shares of the Company’s Series C redeemable convertible preferred stock. Concurrently with the acquisition of Uber Elevate, the Company issued to Uber convertible notes for the total principal amounts of $75.0 million. The Company determined that the convertible notes included a premium of approximately $1.0 million, which is attributable to the consideration transferred by the Company in this acquisition. Total fair value of consideration transferred by the Company to acquire Uber Elevate was approximately $83.0 million.
The initial accounting for this business acquisition is incomplete at the time of this filing, including the determination if it should be accounted as a business combination or an asset purchase. As a result, the Company is unable to disclose amounts recognized as of the acquisition date for major classes of assets and liabilities acquired and resulting from the transaction along with any potential goodwill. The Company will include this information in future filings.
In January and February 2021, the Company granted 2,087,234 restricted stock units with service based vesting conditions and a total fair value of $60.8 million. The restricted stock units will vest over an average vesting period of approximately six years.

On January 17, 2021, the Company’s board of directors unanimously approved the pursuit of a business combination transaction involving the Company. On February 23, 2021, the Company entered into an Agreement and Plan of Merger (“Merger”) with Reinvent Technology Partners (“RTP”), where a subsidiary of RTP will merge with the Company, with the Company surviving the Merger as a wholly-owned subsidiary of RTP. As a result of the proposed Merger, RTP will be renamed to Joby Aviation, Inc.